INTANGIBLE ASSETS (Details 4) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less: accumulated amortization	(1,546,009)	(1,387,023)	(1,052,575)
Total brand name, net	2,182,817	2,341,803	2,541,285
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total	36,913	36,913	36,913
Less: accumulated amortization	(36,913)	(36,913)	(33,744)
Total brand name, net			$ 3,169